CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE (LOSS) (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
NET REVENUES:
Product	$ 4,415,386	$ 9,018,837	$ 9,376,465	$ 7,858,330
Post contract support	3,279,966	3,795,242	5,008,328	4,970,051
Other services	397,619	148,161	164,348	210,728
Total revenues	8,092,971	12,962,240	14,549,141	13,039,109
COST OF NET REVENUES:
Product	2,575,523	3,972,296	4,554,340	4,522,374
Post contract support	1,377,351	1,106,986	1,494,583	1,487,095
Other services	60,559	55,074	79,205	42,507
Total cost of revenues	4,013,433	5,134,356	6,128,128	6,051,976
GROSS PROFIT	4,079,538	7,827,884	8,421,013	6,987,133
RESEARCH AND DEVELOPMENT EXPENSES	2,028,081	2,731,899	3,614,814	4,215,321
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	8,067,343	6,107,009	7,630,012	8,895,544
TOTAL OPERATING EXPENSES	10,095,424	8,838,908	11,244,826	13,110,865
OPERATING LOSS	(6,015,886)	(1,011,024)	(2,823,813)	(6,123,732)
OTHER INCOME (EXPENSE):
Interest income	0	12,528	42,565	24,790
Interest expense	57,830	3,711	75,256	21,194
Other income - PPP loan forgiveness			1,146,235	995,834
Other income - employee retention tax credit			1,232,776	0
Interest expense	(57,830)	(3,711)	(75,256)	(21,194)
Other (expense) income	(408,346)	1,146,235
Total other (expense) income, net	(466,176)	1,155,052	2,346,320	999,430
(LOSS) INCOME BEFORE PROVISION FOR INCOME TAXES	(6,482,062)	144,028	(477,493)	(5,124,302)
Provision for income taxes	0	0	(10,000)	0
NET (LOSS) INCOME	(6,482,062)	144,028	(487,493)	(5,124,302)
OTHER COMPREHENSIVE (LOSS) GAIN:
Foreign currency translation (loss) gain, net	(2,244)	17,910	(10,106)	0
TOTAL COMPREHENSIVE (LOSS) INCOME	$ (6,484,306)	$ 161,938	$ (497,599)	$ (5,124,302)
NET (LOSS) INCOME PER SHARE:
Basic	$ (0.85)	$ 0.02
Diluted	$ (0.85)	$ 0.01
Weighted average shares of common stock outstanding	7,614,666	7,614,666
Weighted average diluted shares of common stock outstanding	7,614,666	10,423,324
Basic and diluted loss per share			$ (0.06)	$ (0.67)
Weighted average shares of common stock outstanding basic and diluted			7,614,666	7,608,058